INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventory

	As of December 31,
	2020	2021
	RMB	RMB
Merchandise	6,853,202	7,401,509
Inventories	6,853,202	7,401,509